OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Dec. 29, 2019	Dec. 30, 2018
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 25.1	$ 23.8
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (3.9)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 4.6
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4.9
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (4.2)
Minimum
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.30%	10.00%
Actuarial assumption of expected rates of salary increases	7.50%	6.50%
Maximum
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	10.00%	10.50%
Actuarial assumption of expected rates of salary increases	9.00%	10.00%